Equity - Summary of Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 497,044	$ 581,397
Transactions with owners in their capacity as owners:
Ending balance	$ 522,807	$ 559,746
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares	650,454,551	648,696,070
Beginning balance	$ 1,165,309	$ 1,163,153
Transactions with owners in their capacity as owners:
Exercise of share options		147
Transaction costs arising on share issue	$ (2,640)	28
Total contributions of equity during the period, shares	86,666,667
Total contributions of equity during the period	$ 42,425	175
Share options reserve transferred to equity on exercise of options		$ 164
Ending balance, Shares	737,121,218	648,696,070
Ending balance	$ 1,207,734	$ 1,163,492
Issued Capital | Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares	86,666,667
Placement of shares under a share placement agreement	$ 45,065